Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Apr. 29, 2022
Related Party Transaction [Line Items]
Management fees	$ 1,847,629
Reimbursement balance of organization costs	306,787
Offering costs payable	216,510
Organizational costs payable	$ 70,202
Affiliated Entity
Related Party Transaction [Line Items]
Percentages of shares owned	14.75%
Special Purpose Vehicles
Related Party Transaction [Line Items]
Management fees	$ 0
Adviser
Related Party Transaction [Line Items]
Percentage of management fee		2.00%
Percentage of management fee payable		2.50%
Related Party [Member]
Related Party Transaction [Line Items]
Operating expenses due to organizer	$ 224,824